Special Charges, Net Narrative (Details) - Plan Name [Domain] - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 29, 2012	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 1,008,000			$ 9,713,000	$ 8,633,000
Restructuring and Related Cost, Cost Incurred to Date		$ 12,800,000		12,800,000
Goodwill impairment			$ 7,600,000	(6,851,000)	0
Non-cash impairment charge				6,851,000	$ 2,213,000	$ 0
Fiberweb [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	13,400,000
Argentina Subsidiary
Restructuring Cost and Reserve [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure		14,400,000		14,400,000
Argentina Subsidiary
Restructuring Cost and Reserve [Line Items]
Restructuring Costs and Asset Impairment Charges				6,900,000
Successor
Restructuring Cost and Reserve [Line Items]
Non-cash impairment charge		2,200,000
Minimum | Integrate and Optimize the Combined Footprint after Fiberweb Acquisition
Restructuring Cost and Reserve [Line Items]
Expected restructuring charges	16,000,000	16,000,000		16,000,000
Maximum | Integrate and Optimize the Combined Footprint after Fiberweb Acquisition
Restructuring Cost and Reserve [Line Items]
Expected restructuring charges	$ 23,000,000	$ 23,000,000		$ 23,000,000